Employee Retirement Benefits (Details) - DiscoverOrg Holdings - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2018	Dec. 31, 2019
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Company match of employee contribution (as a percent)	35.00%
Matching contributions		$ 0.6	$ 1.4
Vesting term for matching contributions	3 years